FINANCING FROM THE ARGENTINE CENTRAL BANK AND OTHER FINANCIAL INSTITUTIONS - Summary of Loans from the Argentina Central Bank and Other Financial Institutions (Detail) - ARS ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023
Disclosure of detailed information about borrowings [line items]
Total	$ 266,868,382	$ 278,441,132
Argentine Central Bank Financing
Disclosure of detailed information about borrowings [line items]
Total	286,803	388,856
Correspondent's Office
Disclosure of detailed information about borrowings [line items]
Total	15,343,776	2,044,823
Local Financial Institutions Financing
Disclosure of detailed information about borrowings [line items]
Total	236,562,027	205,658,682
Foreign Financial Institutions Financing
Disclosure of detailed information about borrowings [line items]
Total	13,402,002	62,620,904
International Institutions Financing
Disclosure of detailed information about borrowings [line items]
Total	$ 1,273,774	$ 7,727,867